Leases (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company
Schedule of Future payment commitments for operating leases

	Year Ended December 31,
	2020	2019
Future minimum lease payments
Within 1 year	2,835	3,284
Between 1 and 5 years	1,087	3,808
More than 5 years	0	—
Total	3,922	7,092